Goodwill and Identifiable Intangible Assets (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 1,000,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	3,700,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Trademarks, Gross	1,800,000	800,000
General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		180,000
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	29,600,000	25,926,000	29,585,000
Royalty Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 157,000